Debt - Additional Information (Detail) shares in Millions					1 Months Ended			12 Months Ended
	Jun. 14, 2017 CAD ($)	Jun. 14, 2017 USD ($)	Jan. 29, 2016 CAD ($) t shares	Jan. 29, 2016 USD ($) t shares	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Jan. 29, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds from issuance of senior secured notes								$ 317,596,000
Long-term debt								317,948,000		$ 373,133,000
Settlement of copper call option	$ 15,745							$ 15,745,000
Exercise price of warrants per share								0.51
Capital leases [member]
Disclosure of detailed information about borrowings [line items]
Maturity date								2018 to 2022.
Frequency of payments								Monthly
Carrying value								$ 51,918,000		53,476,000
Long-term debt								$ 14,110,000		11,917,000
Capital leases [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate								3.50%	3.50%
Capital leases [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate								5.80%	5.80%
Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Notes issued						$ 250,000
Maturity date					June 15, 2022	June 15, 2022
Interest rate						8.75%
Frequency of payments					Semi-annually	Semi-annually
Percentage of par value of debt					99.00%	99.00%
Other transaction costs incurred					$ 9,326,000
Net proceeds from issuance of senior secured notes					317,596,000	$ 240,468,000
Redeemable percentage								101.00%
Long-term debt								$ 302,085,000
Senior Secured Notes [member] | Until June Fifteen Two Thousand Nineteen [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage								108.75%
Redeemable percentage								35.00%
Senior Secured Notes [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage								100.00%
Senior Secured Notes [member] | Bottom of range [member] | On or after June fifteen two thousand nineteen [member]
Disclosure of detailed information about borrowings [line items]
Redeemable percentage								100.00%
Senior Secured Notes [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption price percentage								104.375%
Secured equipment loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date								2018 to 2020
Interest rate								5.60%	5.60%
Frequency of payments								Monthly
Carrying value								$ 20,912,000		50,752,000
Long-term debt								$ 1,753,000		3,298,000
Senior secured credit facility [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt									$ 70,000,000	91,483,000
Interest in joint venture								75.00%
Proceeds from borrowings			$ 46,444,000	$ 33,200,000
Remaining borrowing capacity			$ 47,161,000								$ 36,800,000
Repayment of borrowings	104,901,000	$ 79,400,000
Settlement of copper call option					$ 15,745,000
Issued share purchase warrants to acquire common shares | shares			4	4
Exercise price of warrants per share			0.51	0.51
Total deferred debt financing costs										11,257,000
Senior secured credit facility [member] | EXP T1 Ltd [member]
Disclosure of detailed information about borrowings [line items]
Maturity date			March 29, 2019	March 29, 2019
Long-term debt											$ 70,000,000
Senior secured credit facility [member] | EXP T1 Ltd [member] | Three Month LIBOR Plus [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			7.50%								7.50%
Senior secured credit facility [member] | EXP T1 Ltd [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Interest rate			1.00%								1.00%
Senior secured credit facility [member] | Purchased call options [member]
Disclosure of detailed information about borrowings [line items]
Issued volume of copper | t			7,500	7,500
Strike price of issued copper			2.04	2.04
Average maximum amount payable for copper											$ 15,000,000
Settlement of copper call option	$ 15,745,000	$ 11,900,000
Senior secured credit facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Minimum working capital balance											$ 20,000,000
Senior Notes 1 [member]
Disclosure of detailed information about borrowings [line items]
Notes issued							$ 200,000
Interest rate							7.75%
Frequency of payments							Semi-annually
Percentage of par value of debt	100.00%	100.00%
Other transaction costs incurred	$ 269,185,000	$ 203,800
Long-term debt										$ 266,435,000